Summary of Significant Accounting Policies (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Recognized income tax, percentage	50.00%
Trademarks [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Indefinite-lived intangible assets carrying value (in Yuan Renminbi)	¥ 2,970
Computer Software, Intangible Asset [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Intangible assets with finite useful lives	1 year
Computer Software, Intangible Asset [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Intangible assets with finite useful lives	5 years
Cooperation agreements [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Intangible assets with finite useful lives	5 years
Leasehold Improvements [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of Property and equipment	1 year
Leasehold Improvements [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of Property and equipment	6 years
Motor vehicles [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of Property and equipment	3 years
Motor vehicles [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of Property and equipment	8 years
Office and other equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of Property and equipment	1 year
Office and other equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of Property and equipment	5 years